Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Contributions to medical and pension schemes	¥ 1,710.4	¥ 1,463.8	¥ 769.4
Other employee benefits	1,202.8	1,044.5	766.8
Total group's employee welfare benefits expense	¥ 2,913.2	¥ 2,508.3	¥ 1,536.2